SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Partnership Distributions

On April 28, 2015, the board of directors of our General Partner declared a cash distribution of $0.40 per common unit and General Partner unit, which will be paid on May 14, 2015 to unitholders of record on May 8, 2015. In addition, on April 28, 2015, the board of directors of our General Partner declared a $0.3257 per unit distribution for the first quarter of 2015 on the Partnership’s Class B Convertible Units. The distribution on the Class B Convertible Units will be paid in the form of additional Class B Convertible Units on May 14, 2015. In order to support the Partnership's acquisition of the TexStar Rich Gas System in August 2014, Holdings has elected to forgo distributions on any subordinated units that would cause the Partnership's distributions to exceed its distributable cash flow for any quarterly period. This election will continue until the Partnership has distributable cash flow in excess of total distributions on the Partnership's common and subordinated units and complies with the new restrictions in the Credit Agreement Amendment (defined below).

Amendment to Third A&R Revolving Credit Agreement

During the fourth quarter of 2014 and into the first quarter of 2015, as a result of the decline in commodity prices and associated decline in upstream drilling activity, we experienced a decline in the growth in volume of natural gas we gather and process for our customers. Our results in the first quarter of 2015 were also negatively impacted by the fire at our Gregory facility. These collective events impacted our operating results adversely and resulted in the need to amend our Credit Facility.

On May 7, 2015, we entered into a First Amendment to our Third A&R Revolving Credit Agreement among the Partnership, as the borrower, Wells Fargo, N.A., as the administrative agent, the lenders and other parties thereto (the “Credit Agreement Amendment”). The Credit Agreement Amendment amended the Third A&R Revolving Credit Agreement.

The Credit Agreement Amendment, among other things, (a) revised the maximum consolidated total leverage ratio set at 5.75 to 1.0 as of the last day of the fiscal quarter ending each of March 31, 2015, June 30, 2015 and September 30, 2015, (ii) 5.5 to 1.0 as of the last day of the fiscal quarter ending each of December 31, 2015, March 31, 2016 and June 30, 2016, (iii) 5.25 to 1.0 as of the last day of the fiscal quarter ending September 30, 2016, and (iv) 5.00 to 1.0 as of the last day of each fiscal quarter thereafter, in each case, without any step-ups in connection with acquisitions; (b) increased the applicable margins used in connection with the loans and the commitment fee so that the applicable margin for Eurodollar Loans ranges from 2.00% to 4.50%, the applicable margin for Base Rate Loans ranges from 1.00% to 3.50% and the applicable rate for commitment fees ranges from 0.375% to 0.500%, (c) permits the Partnership to comply with certain Financial Covenants by making certain pro forma adjustments with respect to minimum revenues to be received from Frio, (d) modified our ability to cure Financial Covenant defaults; (e) imposed additional restrictions on our ability to declare and pay quarterly cash distributions with respect to our subordinated units; and (f) amended certain other provisions of the Third A&R Revolving Credit Agreement as more specifically set forth in the Credit Agreement Amendment.

SUBSEQUENT EVENTS
Partnership Distribution

On January 22, 2015, the board of directors of our General Partner declared a cash distribution of $0.40 per common unit and General Partner unit, which was paid on February 13, 2015 to unitholders of record on February 9, 2015. In addition, on January 22, 2015, the board of directors of our General Partner declared a $0.3257 per unit distribution for the fourth quarter of 2014 on the Partnership’s Class B Convertible Units. The distribution on the Class B Convertible Units was paid in the form of additional Class B Convertible Units on February 13, 2015. In order to support the Partnership's recent acquisition of the TexStar Rich Gas System in August 2014, Holdings has elected to forgo distributions on any subordinated units that would cause the Partnership's distributions to exceed its distributable cash flow for any quarterly period. This election will continue until the Partnership has distributable cash flow in excess of total distributions on the Partnership's common and subordinated units. Holdings has also elected to defer any distribution that is expected to be payable on the subordinated units for the fourth quarter of 2014 until the Partnership files its Form 10-K for its fiscal year ended December 31, 2014. We intend to make a cash distribution with respect to the subordinated units for the fourth quarter of 2014 such that the total of the subordinated, common and cash pay general partner unit distributions is equal to the Partnership’s distributable cash flow for such period.

On January 20, 2015, we experienced a fire at our Gregory facility, the exact cause of which is being investigated. There were no injuries in connection with the fire and damage was limited to one of our two processing units at the facility.

The Gregory facility includes 135 MMcf/d of gas processing capacity from two processing units with 80 MMcf/d and 55 MMcf/d of capacity, respectively, and an associated 4,800 barrel per day fractionation plant. Damage appears to be limited to the 80 MMcf/d processing unit. The Gregory facility was shut down as a result of the fire for four weeks, and after completing safety reviews, the 55 MMcf/d processing unit was restarted.
We do not anticipate a material financial impact as a result of the fire and outage. We maintain insurance that carries a $500,000 deductible and is expected to cover any repair costs in excess of the deductible.
The Compensation Committee of the Board of Directors authorized future grants, to be made on March 10, 2015, of phantom units to the executive officers of our General Partner, if such persons remain employed as of such date (the “2015 LTIP Awards”). The number of phantom units to be granted as 2015 LTIP Awards, if at all, will be determined by dividing the award value by the closing price of our common units on March 10, 2015. All of the foregoing phantom unit awards will be made under our LTIP, which is described in Note 14; however, certain awards will have a one-year vesting period rather than a three-year vesting period. These awards are not compensation earned for performance in 2014. See Note 14 for additional information regarding the LTIP.